Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 385,527	$ 53,050	¥ (108,652)	¥ (233,426)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Fair value changes of short-term investments	(2,446)	(337)	(40)	(3)
Reversal of allowance for expected credit losses	(48)	(7)	(46)	(239)
Depreciation of property and equipment	4,546	626	3,714	4,016
Amortization of intangible assets	468	64		6,579
Impairment loss on long-lived assets and goodwill	10,041	1,382
Loss on disposal of property, equipment and intangible assets	10	1		124
Share of profit from equity method investments, net of income tax	(2)
Realized gains from short-term investments	(16,004)	(2,202)	(9,195)	(4,891)
Share-based compensation	27,757	3,820	191,632	291,429
Deferred income tax (benefit)/expense	12,862	1,770	(2,084)	(1,446)
Changes in operating assets and liabilities:
Accounts receivable	(4,377)	(602)	(10,268)	55,351
Amounts due from related parties	24,628	3,389	(6,108)	(23,202)
Prepayments and other current assets	(67,624)	(9,305)	(21,121)	(4,480)
Operating lease right-of-use assets	25,286	3,479	(60,092)	(14,573)
Accounts payables	(28)	(4)	16,916	2,633
Accrued expenses and other current liabilities	14,109	1,941	62,370	61,046
Income tax payable	11,605	1,597	1,496	5,035
Contract liabilities	(124,603)	(17,146)	123,622	99,511
Advance from customers	15,415	2,121	(6,692)	17,888
Operating lease liabilities, current portion	7,858	1,081	24,761	9,203
Operating lease liabilities, non-current portion	(35,851)	(4,933)	46,274	4,624
Inventory, net	(6,345)	(873)
Other non-current assets	(64)	(9)	(10,866)	(2,543)
Net cash provided by operating activities	282,720	38,903	235,621	272,636
Cash flows from investing activities:
Purchase of short-term investments	(5,162,236)	(710,347)	(2,891,452)	(976,700)
Proceeds from short-term investments	5,025,644	691,552	2,863,828	873,700
Purchase of long-term investments	(6,563)	(903)
Purchase of property and equipment	(3,639)	(501)	(5,756)	(4,560)
Investment income from short-term investments	16,004	2,202	9,195	4,891
Cash paid for business combination, net of cash received	(1,998)	(275)
Disposal of subsidiaries			2,000	14,126
Disposal of property and equipment	4	1
Loan provided to related parties			(2,243)	(129,427)
Loan repaid by related parties			24,629	109,389
Net cash (used in)/ provided by investing activities	(132,784)	(18,271)	201	(108,581)
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares upon the completion of IPO (net of RMB15,917 issuance costs paid)			235,462
Proceeds from issuance of ordinary shares upon exercise of underwriters’ over-allotment option			9,984
Proceeds from/(cash paid for) noncontrolling interests	(2,250)	(310)	2,250
Repurchase of ADSs	(130,409)	(17,945)
Proceeds from exercise of share options	2,467	339
Contribution from Predecessors				94,978
Proceeds from loans from Predecessors				122,833
Repayment of loans to Predecessors				(146,182)
Net cash provided by/(used in) financing activities	(130,192)	(17,916)	247,696	71,629
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(3,934)	(541)	14,336	5,642
Net increase in cash, cash equivalents and restricted cash	15,810	2,175	497,854	241,326
Cash and cash equivalents at beginning of the year	764,281	105,169	266,427	25,101
Including:
Cash and cash equivalents at beginning of the year	764,281	105,169	266,427	25,101
Cash, cash equivalents and restricted cash at end of the year	780,091	107,344	764,281	266,427
Including:
Cash and cash equivalents at end of the year	779,931	107,322	764,281	266,427
Restricted cash at end of the year	160	22
Supplemental disclosure of cash flow information
Cash paid for income tax	(6,861)	(944)	(22,273)	(14,761)
Non-cash investing and financing activities
Consideration receivable as a result of disposal of subsidiaries				2,000
Changes in payables for purchase of property and equipment	(198)	(27)	198
Accretion of the Company’s preferred shares			(22,379)	(2,987)
Purchase of long-term investments with non-cash service consideration	¥ (2,445)	$ (336)